EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Summary of Existing Pension Plans
The Company and its subsidiaries sponsor retirement benefit plans (“Pension Funds”) for their employees, provided that they elect to be part of such plan, and current beneficiaries. The table below shows the benefit plans existing at December 31, 2019.

Benefit plans	Sponsors	Manager
TCSPREV	Oi, Oi Móvel and BrT Multimídia	FATL
TelemarPrev	Oi, Telemar and Oi Móvel	FATL
PAMEC	Oi	Oi
PBS-A	Telemar e Oi	SISTEL
PBS-Telemar	Telemar	FATL
PBS-TNC	Oi Móvel	FATL
CELPREV	Oi Móvel	FATL
PAMA	Oi and Telemar	SISTEL

SISTEL – Fundação Sistel de Seguridade Social
FATL – Fundação Atlântico de Seguridade Social

Disclosure of detailed information about provision for employee benefits explanatory
Refer to the recognition of the actuarial deficit of the defined benefit plans, as shown below:

	2019	2018
Actuarial liabilities
Financial obligations—BrTPREV plan (i)	626,748	574,725
PAMEC Plan	6,264	4,397
Total	633,012	579,122
Non-current	633,012	579,122

(i)
The Company had a financial obligations agreement entered into with Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. With the approval and ratification of the JRP, the related claim of Fundação Atlântico against Oi is subject to the new terms and conditions of the JRP.

Disclosure of defined benefit plans
The assets recognized are used to offset future employer contributions. These assets are broken down as follows:

	2019	2018
Actuarial assets
TCSPREV Plan	56,559	68,934
CELPREV Plan	222	199
PBS-TNC Plan	3,264
Total	60,045	69,133
Current	5,430	4,880
Non-current	54,615	64,253

Disclosure of net defined benefit liability (asset)
Changes in the actuarial obligations, fair value of assets and amounts recognized in the balance sheet

	2019
	PENSION PLANS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Present value of actuarial obligation at beginning of year	3,256,516	328,130	4,165,284	4,811,332	35,043	26	4,397	3,422,402
Interest on actuarial liabilities	283,542	28,419	367,633	415,476	3,066	2	414	308,512
Current service cost	250	34	1,613		82	2		322
Participant contributions made in the year	15	28
Benefits paid, net	(262,369)	(23,683)	(285,160)	(429,813)	(2,460)		(484)	(229,329)
Increase/(decrease) of assets due to changes in the Plan				183,195
Benefit obligation result allocated to other comprehensive income	500,731	32,358	729,147	660,695	4,984	1	1,937	641,713
Asset increase/(decrease) as a result of the Plan’s merger
Present value of actuarial obligation at the end of the year	3,778,685	365,286	4,978,517	5,640,885	40,715	31	6,264	4,143,620
Fair value of assets at the beginning of the year	3,621,068	379,000	4,508,570	7,316,395	60,062	3,340		3,443,944
Return on plan assets	313,409	33,149	394,800	649,891	5,255	293		312,145
Amortizing contributions received from sponsor							484
Sponsor	13	65
Participants	15	28
Benefits payment	(262,369)	(23,683)	(285,160)	(429,813)	(2,460)		(484)	(229,329)
Benefit obligation result allocated to other comprehensive income	345,124	42,087	680,478	730,389	1,980	558		895,983
Asset increase/(decrease) as a result of the Plan’s merger
Fair value of plan assets at the end of the year	4,017,260	430,646	5,298,688	8,266,862	64,837	4,191		4,422,743
(=) Net actuarial liability/(asset) amount	(238,575)	(65,360)	(320,171)	(2,625,977)	(24,122)	(4,160)	6,264	(279,123)
Effect of the asset/onerous liability recognition ceiling	182,016	65,360	320,171	2,625,977	20,858	3,938		279,123
(=) Recognized net actuarial liability/(asset)	(56,559)				(3,264)	(222)	6,264

	2018
	PENSION PLANS							MEDICAL CARE PLANS
	BrTPREV (*)	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Present value of actuarial obligation at beginning of year	2,524,728	625,266	307,658	3,825,053	4,675,447	31,938	41	3,300	3,113,772
Interest on actuarial liabilities	218,105	78,223	29,113	362,886	439,285	3,027	4	317	299,881
Current service cost	74	196	41	1,870		55	3		273
Participant contributions made in the year	12	2	34			1
Benefits paid, net	(177,215)	(61,605)	(23,441)	(272,271)	(422,312)	2,527		(688)	(237,744)
Benefit obligation result allocated to other comprehensive income	60,942	(12,212)	14,725	247,746	118,912	(2,505)	(22)	1,468	246,220
Asset increase/(decrease) as a result of the Plan’s merger	(2,626,646)	2,626,646
Present value of actuarial obligation at the end of the year		3,256,516	328,130	4,165,284	4,811,332	35,043	26	4,397	3,422,402
Fair value of assets at the beginning of the year	1,895,608	1,953,967	360,700	4,142,553	7,462,931	59,723	3,030		3,243,093
Return on plan assets	161,415	200,469	34,332	394,097	713,294	5,759	298		312,593
Amortizing contributions received from sponsor	11
Regular contributions received by plan	12	4	100			3	1	688
Sponsor		2	66			2
Participants	12	2	34			1
Benefits payment	(177,215)	(61,605)	(23,441)	(272,271)	(422,312)	(2,505)		(688)	(237,744)
Benefit obligation result allocated to other comprehensive income	36,579	(388,177)	7,309	244,191	(437,518)	(2,918)	11		126,002
Asset increase/(decrease) as a result of the Plan’s merger	(1,916,410)	1,916,410
Fair value of plan assets at the end of the year		3,621,068	379,000	4,508,570	7,316,395	60,062	3,340		3,443,944
(=) Net actuarial liability/(asset) amount		(364,552)	(50,870)	(343,286)	(2,505,063)	(25,019)	(3,314)	4,397	(21,542)
Effect of the asset/onerous liability recognition ceiling		295,618	50,870	343,286	2,505,063	25,019	3,115		21,542
(=) Recognized net actuarial liability/(asset)		(68,934)					(199)	4,397

(*)	Plan merged with into TCSPREV on November 30, 2018.

Disclosure of detailed information about expenses related to defined benefit plans explanatory
Expenses (revenue) components of the benefits

	2019
	PENSION PLANS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Current service cost	250	34	1,613		82	2		322
Interest on actuarial liabilities	283,541	28,419	367,633	415,476	3,066	2	414	308,512
Return on plan assets	(313,409)	(33,149)	(394,800)	(649,891)	(5,255)	(293)		(312,146)
Interest on onerous liability	24,000	4,725	27,167	234,415	2,065	273		3,634
Effect of the unrecognized net actuarial asset
Expenses (income) recognized in statement of profit or loss	(5,618)	29	1,613		(42)	(16)	414	322
Expenses (income) recognized in other comprehensive income	18,005	36	(1,613)		(2,382)	(7)	1,937	(322)
Total expense (income) recognized	12,387	65			(2,424)	(23)	2,351

	2018
	PENSION PLANS							MEDICAL CARE PLANS
	BrTPREV	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Current service cost	74	196	41	1,870		55	3		274
Interest on actuarial liabilities	218,103	78,222	29,114	362,887	439,285	3,027	4	317	299,881
Return on plan assets	(161,415)	(200,469)	(34,332)	(394,097)	(713,295)	(5,759)	(298)		(312,593)
Interest on onerous liability		112,564	5,214	31,210	274,010	2,731	294		12,712
Effect of the unrecognized net actuarial asset									(274)
Expenses (income) recognized in statement of profit or loss	56,762	(9,487)	37	1,870		54	3	317
Expenses (income) recognized in other comprehensive income	24,364	42,233	30	(1,870)		(891)	(201)	1,469
Total expense (income) recognized	81,126	32,746	67			(837)	(198)	1,786

	2017
	PENSION PLANS							MEDICAL CARE PLANS
	BrTPREV	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Current service cost	102	457	33	1,545		48	7		170,184
Interest on actuarial liabilities	260,649	64,927	32,488	397,842	499,261	3,328	15	378	286,035
Return on plan assets	(210,579)	(215,509)	(35,817)	(440,696)	(781,757)	(6,343)	(301)		(331,699)
Interest on onerous liability		136,800	3,317	42,854	282,496	3,014	286		45,664
Effect of the unrecognized net actuarial asset			(21)	(1,545)		(47)	(7)		(170,184)
Expenses (income) recognized in statement of profit or loss	50,172	(13,325)						378
Expenses (income) recognized in other comprehensive income	78,147	28,149						(232)
Effect of the unrecognized net actuarial asset
Total expense (income) recognized	128,319	14,824						146

Disclosure of sensitivity analysis for actuarial assumptions
Main actuarial assumptions adopted
 on Decemb
e
r
 31, 2019

	PENSION PLANS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Nominal discount rate of actuarial liability	7.43%	7.43%	7.43%	7.43%	7.43%	7.43%	7.64%	7.64%
Estimated inflation rate	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%
Estimated nominal salary increase index	4.00%	4.00%	Per sponsor	N.A.	8.82%	7.53%	N.A.	N.A.
Estimated nominal benefit growth rate	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%	N.A.	N.A.
Total expected rate of return on plan assets	7.43%	7.43%	7.43%	7.43%	7.43%	7.43%	7.64%	7.64%
General mortality biometric table	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 20%, segregated by gender	AT-2000 Basic eased by 20%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender	N.A.	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender
Biometric disability table	Álvaro Vindas, increased by100%	Álvaro Vindas, increased by100%	Álvaro Vindas, increased by100%	Álvaro Vindas, increased by100%	Álvaro Vindas, increased by100%	N.A.	Álvaro Vindas, increased by100%	Álvaro Vindas, increased by100%
Biometric disabled mortality table	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	N.A.	AT-49, segregated by gender	AT-49, segregated by gender
Turnover rate	4.80%	Nil	Per sponsor, null starting at 50 years old and null for Settled Benefit	Nil	Nil	2%	Nil	Nil
Starting age of the benefits	57 years old	57 years old	55 years old	N.A.	57 years old	55 years old	N.A.	N.A.
Nominal medical costs growth rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	6.91%	6.91%

N.A. = Not applicable.

ADDITIONAL DISCLOSURES—2019
(a) Plans’ assets and liabilities correspond to the amounts as at December 31, 2019.
(b) Master file data used for the plans managed by FATL and for the PAMEC plan are as at July 31, 2019, and for SISTEL are as at June 30, 2019, both projected for December 31, 2019.

Disclosure of detailed information about average ceilings for investments of pension funds explanatory
The average ceilings set for the different types of investment permitted for pension funds, as at December 31, 2019 and 2018, are as follows:

ASSET SEGMENT	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMA
Fixed income	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Variable income	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	0.00%
Structured investments	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	0.00%
Investments abroad	10.00%	10.00%	10.00%	0.00%	10.00%	10.00%	0.00%
Real estate	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	0.00%
Loans to participants	15.00%	15.00%	15.00%	3.00%	15.00%	15.00%	0.00%
The allocation of plan assets as at December 31, 2019 is as follows:

ASSET SEGMENT	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMA
Fixed income	86.06%	90.57%	92.46%	95.10%	85.61%	88.20%	100.00%
Variable income	1.63%	0.34%	0.96%	0.00%	0.48%	3.17%	0.00%
Structured investments	10.85%	7.84%	5.04%	0.00%	13.71%	7.25%	0.00%
Investments abroad	0.21%	0.00%	0.11%	0.00%	0.00%	0.50%	0.00%
Real estate	0.83%	0.90%	0.76%	4.10%	0.00%	0.00%	0.00%
Loans to participants	0.42%	0.35%	0.67%	0.80%	0.20%	0.88%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
The allocation of plan assets as at December 31, 2018 is as follows:

ASSET SEGMENT	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMA

Fixed income	86.17%	90.49%	92.51%	93.70%	83.87%	88.80%	100.00%
Variable income	2.90%	1.30%	1.61%	0.77%	2.51%	4.00%
Structured investments	9.23%	6.65%	4.21%	0.03%	12.84%	5.68%
Investments abroad	0.85%	0.92%	0.79%
Real estate	0.43%	0.38%	0.67%	4.67%	0.27%	1.15%
Loans to participants	0.42%	0.26%	0.21%	0.83%	0.51%	0.37%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Disclosure of indirect measurement of fair value of goods or services received
The information used in the executives’ stock option plan’s assessment is as follows:

Grant date	Stock dilution percentage	Number of shares granted	Vesting portions	Vesting dates	Average share value at the grant date	Estimated fair value at the vesting date
12/30/2019	0.57%	33,704,937	1/3	12/30/2020	0.95	34,406
			1/3	12/30/2021
			1/3	12/30/2022